Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Subclassifications of Other Assets
Other current assets for the Group were as follows:

	As of December 31,
	2024	2023
Value added tax receivables	148,405	121,306
Prepaid expenses	40,800	35,856
Other current receivables	32,417	30,614
Insurance recovery assets	8,886	10,000
Advances to suppliers	8,399	16,452
Total	$238,907	$214,228